SUMMARY PROSPECTUS August 31, 2010

MTB MONEY MARKET FUND

Class/Ticker        A VSMXX        A-2 VSIXX        B ARBXX        Institutional I AKMXX        Institutional II AKIXX Class S VNSXX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.mtbfunds.com, email a request to mtbfunds@mtbia.com or call 1-800-836-2211, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class A2 Shares, Class B Shares, Institutional I Shares, Institutional II Shares and Class S Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class A2	Class B**		Institutional I	Institutional II	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		None	None	None
Maximum Deferred Sales Charge (Load)	None	None	5.00%	(1)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None		None	None	None
Redemption Fee	None	None	None		None	None	None
Exchange Fee	None	None	None		None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

**	Class B Shares closed to new investors effective December 31, 2008.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A2	Class B	Institutional I	Institutional II	Class S
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.75%	None	0.25%	0.25%
Other Expenses	0.37%	0.37%	0.37%	0.37%	0.12%	0.37%
Total Annual Fund Operating Expenses	0.77%	1.02%	1.52%	0.77%	0.77%	1.02%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class A2 Shares, Class B Shares, Institutional I Shares, Institutional II Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns

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MTB MONEY MARKET FUND

may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$79	$246	$428	$955
Class A2
Expenses assuming redemption	$104	$324	$563	$1,247
Class B
Expenses assuming redemption	$655	$781	$1,029	$1,677
Expenses assuming no redemption	$155	$481	$829	$1,677
Institutional I
Expenses assuming redemption	$79	$246	$428	$955
Institutional II
Expenses assuming redemption	$79	$246	$428	$955
Class S
Expenses assuming redemption	$104	$324	$563	$1,247

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 1.53% 09/30/2000 Worst Quarter 0.00% 06/30/2009

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MTB MONEY MARKET FUND

The Fund’s Class A Shares total return for the six-month period from January 1, 2010 to June 30, 2010 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	0.06%	2.72%	2.54%
Class A2 Shares
Return Before Taxes	0.11%	2.88%	2.13%	*
Class B Shares
Return Before Taxes	0.03%	2.25%	1.83%	*
Institutional I Shares
Return Before Taxes	0.14%	2.98%	2.53%	*
Institutional II Shares
Return Before Taxes	0.10%	2.89%	2.45%	*
Class S Shares
Return Before Taxes	0.03%	2.55%	2.32%
iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)	0.17%	2.74%	2.57%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.35%	3.12%	2.94%

*	Class A2 Shares commenced operations on September 4, 2001, Class B Shares, Institutional Class I Shares and Institutional Class II Shares commenced operations on August 18, 2003.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A, Class A2 and Class B):	$500
Minimum Initial Investment Amount (Institutional I, Institutional II):*	$100,000
Minimum Subsequent Investment Amount:	$25

*	Class S Shares are only available as a sweep investment. Direct purchases are not allowed.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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MTB MONEY MARKET FUND

MTB MM 8.31.10

4	August 31, 2010 / SUMMARY PROSPECTUS